Long-Term Deposits - Schedule of Long-Term Deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Deposits [Abstract]
Rental deposits		$ 71,823
Total		$ 71,823